Trade Receivables and Other Current Assets and Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade Receivables and Other Current Assets and Receivables
Schedule of trade receivables

	As of
	December 31,
(in thousands of euros)	2018	2019	2020
3 months or less	6	4	48
Between 3 and 6 months	—	—	—
Between 6 and 12 months	—	—	—
More than 12 months	—	—	—
Trade receivables	6	4	48

Schedule of other current assets and receivables

		As of December 31,
(in thousands of euros)	2018	2019	2020
CIR	9,158	9,818	9,012
CICE tax credit	264	—	—
Other	12	16	16
Tax receivables	9,434	9,833	9,028
Prepaid expenses	1,184	495	3,313
Short-term deposit accounts	—	—	7,336
Current accrued income	—	—	2,000
Foreign currency forwards	—	—	1,791
Liquidity agreement - Cash account (1)	31	261	1,029
VAT receivable	3,033	1,416	1,625
Other receivables	843	639	821
Other current assets	5,092	2,811	17,914
Other current assets and receivables	14,526	12,644	26,942

(1)see note 10.2 Liquidity agreement